EMPLOYEE BENEFIT PLANS - Schedule of Estimated future benefit payments to retirees (Details) - Supplemental Benefits $ in Thousands	Sep. 30, 2025 USD ($)
Defined Benefit Plan Disclosure [Line Items]
2026	$ 1,765
2027	1,589
2028	1,413
2029	1,239
2030	1,074
2031-2035	$ 3,230